Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2024	$2,205,544
Additions	3,864,258
Amortization	(522,455)
Balance June 30, 2025	$5,547,347